Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Baird Funds, Inc.
Entity Central Index Key	0001282693
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Ultra Short Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BUBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Ultra Short Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BUBSX	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The shorter-maturity U.S. Investment-grade quality bond market produced attractive total returns for 2024. These total returns were driven primarily by higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the attractive returns for the year.
The Investor Class Shares of the Baird Ultra Short Bond Fund (BUBSX) posted a net total return of 5.47% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index had a total return of 1.25% and the Fund’s primary benchmark, the Bloomberg Short-Term U.S. Government/Corporate Index, had a total return of 5.31%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - subsector and security selection decisions within industrials (spread across many subsectors), overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), and overweight BBB credit

•	Overweight non-agency commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS)

Detractors from Performance
•	Underweight 6-month maturities and overweight 1- to 2-year maturities as the 6-month to 2-year yield curve steepened

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BUBSX	5.47	2.61	2.00
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg Short-Term U.S. Government/Corporate Index	5.31	2.50	1.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 7,774,579,259
Holdings Count | $ / shares	365
Advisory Fees Paid, Amount	$ 6,675,599
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$7,774,579,259
Number of Holdings	365
Net Advisory Fee Paid	$6,675,599
Portfolio Turnover Rate	90%
Average Credit Quality	A+
Average Effective Duration	0.51 years
Average Effective Maturity	0.53 years
SEC 30-Day Yield	4.25%
SEC 30-Day Unsubsidized Yield	4.10%

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	48.0%
U.S. Treasury Bills	21.0%
Asset-Backed Securities	14.8%
Non-Agency CMBS	5.1%
Money Market Funds	4.7%
U.S. Treasury Securities	3.2%
Commercial Paper	2.1%
Municipal Bonds	0.6%
Non-Agency RMBS	0.5%
Other Government Related Securities	0.0%

Credit Rating Breakdown*
AAA	47.0%
AA	1.5%
A	17.4%
BBB	33.9%
Not Rated	0.2%
[1]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Ultra Short Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BUBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Ultra Short Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BUBIX	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The shorter-maturity U.S. Investment-grade quality bond market produced attractive total returns for 2024. These total returns were driven primarily by higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the attractive returns for the year.
The Institutional Class Shares of the Baird Ultra Short Bond Fund (BUBIX) posted a net total return of 5.65% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index had a total return of 1.25% and the Fund’s primary benchmark, the Bloomberg Short-Term U.S. Government/Corporate Index, had a total return of 5.31%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - subsector and security selection decisions within industrials (spread across many subsectors), overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), and overweight BBB credit

•	Overweight non-agency commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS)

Detractors from Performance
•	Underweight 6-month maturities and overweight 1- to 2-year maturities as the 6-month to 2-year yield curve steepened

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BUBIX	5.65	2.81	2.22
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg Short-Term U.S. Government/Corporate Index	5.31	2.50	1.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 7,774,579,259
Holdings Count | $ / shares	365
Advisory Fees Paid, Amount	$ 6,675,599
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$7,774,579,259
Number of Holdings	365
Net Advisory Fee Paid	$6,675,599
Portfolio Turnover Rate	90%
Average Credit Quality	A+
Average Effective Duration	0.51 years
Average Effective Maturity	0.53 years
SEC 30-Day Yield	4.51%
SEC 30-Day Unsubsidized Yield	4.36%

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	48.0%
U.S. Treasury Bills	21.0%
Asset-Backed Securities	14.8%
Non-Agency CMBS	5.1%
Money Market Funds	4.7%
U.S. Treasury Securities	3.2%
Commercial Paper	2.1%
Municipal Bonds	0.6%
Non-Agency RMBS	0.5%
Other Government Related Securities	0.0%

Credit Rating Breakdown*
AAA	47.0%
AA	1.5%
A	17.4%
BBB	33.9%
Not Rated	0.2%
[2]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BSBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Short-Term Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSBSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The shorter-maturity U.S. Investment-grade quality bond market produced attractive total returns for 2024. These total returns were driven primarily by higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the attractive returns for the year.
The Investor Class Shares of the Baird Short-Term Bond Fund (BSBSX) posted a net total return of 4.73% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index had a total return of 1.25% and the Fund’s primary benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, had a total return of 4.36%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)

Detractors from Performance
•	Underweight 1-year maturities which outperformed as yield curve steepened

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BSBSX	4.73	1.84	1.87
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg 1-3 Year U.S. Government/Credit Index	4.36	1.58	1.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 11,304,520,553
Holdings Count | $ / shares	484
Advisory Fees Paid, Amount	$ 25,820,871
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$11,304,520,553
Number of Holdings	484
Net Advisory Fee Paid	$25,820,871
Portfolio Turnover Rate	96%
Average Credit Quality	A+
Average Effective Duration	1.84 years
Average Effective Maturity	1.98 years
SEC 30-Day Yield	4.12%

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	50.5%
U.S. Treasury Securities	32.8%
Asset-Backed Securities	5.0%
Non-Agency CMBS	3.7%
Non-Agency RMBS	3.5%
Money Market Funds	3.0%
Municipal Bonds	1.2%
Other Government Related Securities	0.3%

Credit Rating Breakdown*
AAA	46.7%
AA	5.9%
A	16.1%
BBB	30.6%
Below BBB	0.6%
Not Rated	0.1%
[3]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Short-Term Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSBIX	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The shorter-maturity U.S. Investment-grade quality bond market produced attractive total returns for 2024. These total returns were driven primarily by higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the attractive returns for the year.
The Institutional Class Shares of the Baird Short-Term Bond Fund (BSBIX) posted a net total return of 4.99% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index had a total return of 1.25% and the Fund’s primary benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, had a total return of 4.36%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)

Detractors from Performance
•	Underweight 1-year maturities which outperformed as yield curve steepened

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BSBIX	4.99	2.10	2.13
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg 1-3 Year U.S. Government/Credit Index	4.36	1.58	1.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 11,304,520,553
Holdings Count | $ / shares	484
Advisory Fees Paid, Amount	$ 25,820,871
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$11,304,520,553
Number of Holdings	484
Net Advisory Fee Paid	$25,820,871
Portfolio Turnover Rate	96%
Average Credit Quality	A+
Average Effective Duration	1.84 years
Average Effective Maturity	1.98 years
SEC 30-Day Yield	4.38%

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	50.5%
U.S. Treasury Securities	32.8%
Asset-Backed Securities	5.0%
Non-Agency CMBS	3.7%
Non-Agency RMBS	3.5%
Money Market Funds	3.0%
Municipal Bonds	1.2%
Other Government Related Securities	0.3%

Credit Rating Breakdown*
AAA	46.7%
AA	5.9%
A	16.1%
BBB	30.6%
Below BBB	0.6%
Not Rated	0.1%
[4]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Intermediate Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BIMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Intermediate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BIMSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The broader U.S bond market produced solid total returns for 2024 even though yields on U.S. Treasuries generally rose, producing negative price returns on most bonds five years and longer in maturity. These solid total returns were produced despite the negative price returns because of the higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the solid returns for the year. The Fund ended 2024 with higher income than at the start of the year given the general rise in U.S. Treasury yields in 2024.
The Investor Class Shares of the Baird Intermediate Bond Fund (BIMSX) posted a net total return of 3.21% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index had a total return of 1.25% and the Fund’s primary benchmark, the Bloomberg Intermediate U.S. Government/Credit Index, had a total return of 3.00%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)
•	Overweight 2- to 5-year maturities and underweight 7- to 10-year maturities as yield curve steepened

Detractors from Performance
•	Underweight 1-year maturities which outperformed as yield curve steepened

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BIMSX	3.21	0.90	1.73
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg Intermediate U.S. Government/Credit Index	3.00	0.86	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 10,466,593,807
Holdings Count | $ / shares	745
Advisory Fees Paid, Amount	$ 24,235,059
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$10,466,593,807
Number of Holdings	745
Net Advisory Fee Paid	$24,235,059
Portfolio Turnover Rate	44%
Average Credit Quality	AA-
Average Effective Duration	3.72 years
Average Effective Maturity	4.28 years
SEC 30-Day Yield	4.08%

Holdings [Text Block]

Security Type Breakdown
U.S. Treasury Securities	47.8%
Corporate Bonds	37.7%
Non-Agency RMBS	4.8%
Non-Agency CMBS	3.2%
Asset-Backed Securities	2.6%
Money Market Funds	1.7%
Municipal Bonds	1.6%
Other Government Related Securities	0.4%
Agency CMBS	0.2%
Agency RMBS	0.0%

Credit Rating Breakdown*
AAA	60.0%
AA	4.2%
A	13.0%
BBB	22.7%
Below BBB	0.1%
[5]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Intermediate Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Intermediate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BIMIX	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The broader U.S bond market produced solid total returns for 2024 even though yields on U.S. Treasuries generally rose, producing negative price returns on most bonds five years and longer in maturity. These solid total returns were produced despite the negative price returns because of the higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the solid returns for the year. The Fund ended 2024 with higher income than at the start of the year given the general rise in U.S. Treasury yields in 2024.
The Institutional Class Shares of the Baird Intermediate Bond Fund (BIMIX) posted a net total return of 3.45% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index had a total return of 1.25% and the Fund’s primary benchmark, the Bloomberg Intermediate U.S. Government/Credit Index, had a total return of 3.00%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)
•	Overweight 2- to 5-year maturities and underweight 7- to 10-year maturities as yield curve steepened

Detractors from Performance
•	Underweight 1-year maturities which outperformed as yield curve steepened

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BIMIX	3.45	1.15	1.98
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg Intermediate U.S. Government/Credit Index	3.00	0.86	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 10,466,593,807
Holdings Count | $ / shares	745
Advisory Fees Paid, Amount	$ 24,235,059
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$10,466,593,807
Number of Holdings	745
Net Advisory Fee Paid	$24,235,059
Portfolio Turnover Rate	44%
Average Credit Quality	AA-
Average Effective Duration	3.72 years
Average Effective Maturity	4.28 years
SEC 30-Day Yield	4.33%

Holdings [Text Block]

Security Type Breakdown
U.S. Treasury Securities	47.8%
Corporate Bonds	37.7%
Non-Agency RMBS	4.8%
Non-Agency CMBS	3.2%
Asset-Backed Securities	2.6%
Money Market Funds	1.7%
Municipal Bonds	1.6%
Other Government Related Securities	0.4%
Agency CMBS	0.2%
Agency RMBS	0.0%

Credit Rating Breakdown*
AAA	60.0%
AA	4.2%
A	13.0%
BBB	22.7%
Below BBB	0.1%
[6]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Aggregate Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BAGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Aggregate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BAGSX	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The broader U.S bond market produced solid total returns for 2024 even though yields on U.S. Treasuries generally rose, producing negative price returns on most bonds five years and longer in maturity. These solid total returns were produced despite the negative price returns because of the higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the solid returns for the year. The Fund ended 2024 with higher income than at the start of the year given the general rise in U.S. Treasury yields in 2024.
The Investor Class Shares of the Baird Aggregate Bond Fund (BAGSX) posted a net total return of 1.63% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index and the Fund’s primary benchmark, had a total return of 1.25%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), overweight 5- to 10-year credit, and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)
•
Positive convexity tilt of overall portfolio versus the benchmark driven by agency RMBS positioning (sector underweight and favoring profiles with more duration stability due to less prepayment sensitivity)

Detractors from Performance
•	Underweight agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BAGSX	1.63	-0.13	1.50
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 50,850,365,936
Holdings Count | $ / shares	1,880
Advisory Fees Paid, Amount	$ 117,105,615
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$50,850,365,936
Number of Holdings	1,880
Net Advisory Fee Paid	$117,105,615
Portfolio Turnover Rate	34%
Average Credit Quality	AA
Average Effective Duration	6.08 years
Average Effective Maturity	8.14 years
SEC 30-Day Yield	4.15%

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	35.8%
U.S. Treasury Securities	28.7%
Agency RMBS	20.7%
Non-Agency RMBS	5.1%
Non-Agency CMBS	3.7%
Asset-Backed Securities	3.0%
Money Market Funds	1.4%
Agency CMBS	0.9%
Municipal Bonds	0.5%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
AAA	62.8%
AA	3.2%
A	12.9%
BBB	20.9%
Below BBB	0.2%
[7]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Aggregate Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Aggregate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BAGIX	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The broader U.S bond market produced solid total returns for 2024 even though yields on U.S. Treasuries generally rose, producing negative price returns on most bonds five years and longer in maturity. These solid total returns were produced despite the negative price returns because of the higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the solid returns for the year. The Fund ended 2024 with higher income than at the start of the year given the general rise in U.S. Treasury yields in 2024.
The Institutional Class Shares of the Baird Aggregate Bond Fund (BAGIX) posted a net total return of 1.85% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index and the Fund’s primary benchmark, had a total return of 1.25%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), overweight 5- to 10-year credit, and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)
•
Positive convexity tilt of overall portfolio versus the benchmark driven by agency RMBS positioning (sector underweight and favoring profiles with more duration stability due to less prepayment sensitivity)

Detractors from Performance
•	Underweight agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BAGIX	1.85	0.11	1.76
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 50,850,365,936
Holdings Count | $ / shares	1,880
Advisory Fees Paid, Amount	$ 117,105,615
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$50,850,365,936
Number of Holdings	1,880
Net Advisory Fee Paid	$117,105,615
Portfolio Turnover Rate	34%
Average Credit Quality	AA
Average Effective Duration	6.08 years
Average Effective Maturity	8.14 years
SEC 30-Day Yield	4.40%

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	35.8%
U.S. Treasury Securities	28.7%
Agency RMBS	20.7%
Non-Agency RMBS	5.1%
Non-Agency CMBS	3.7%
Asset-Backed Securities	3.0%
Money Market Funds	1.4%
Agency CMBS	0.9%
Municipal Bonds	0.5%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
AAA	62.8%
AA	3.2%
A	12.9%
BBB	20.9%
Below BBB	0.2%
[8]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Plus Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BCOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BCOSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The broader U.S bond market produced solid total returns for 2024 even though yields on U.S. Treasuries generally rose, producing negative price returns on most bonds five years and longer in maturity. These solid total returns were produced despite the negative price returns because of the higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the solid returns for the year. The Fund ended 2024 with higher income than at the start of the year given the general rise in U.S. Treasury yields in 2024.
The Investor Class Shares of the Baird Core Plus Bond Fund (BCOSX) posted a net total return of 2.25% in 2024. The Bloomberg U.S. Universal Index, a broad-based U.S. bond market index and the Fund’s primary benchmark, had a total return of 2.04%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), overweight 5- to 10-year credit, and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)
•
Positive convexity tilt of overall portfolio versus the benchmark driven by agency RMBS positioning (sector underweight and favoring profiles with more duration stability due to less prepayment sensitivity)

Detractors from Performance
•	Underweight high yield emerging market and high yield corporate credit
•	Underweight agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BCOSX	2.25	0.32	1.89
Bloomberg U.S. Universal Index	2.04	0.06	1.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 36,321,183,465
Holdings Count | $ / shares	1,772
Advisory Fees Paid, Amount	$ 78,765,606
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,321,183,465
Number of Holdings	1,772
Net Advisory Fee Paid	$78,765,606
Portfolio Turnover Rate	38%
Average Credit Quality	AA-
Average Effective Duration	5.84 years
Average Effective Maturity	7.86 years
SEC 30-Day Yield	4.31%

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	42.6%
U.S. Treasury Securities	24.4%
Agency RMBS	16.9%
Non-Agency RMBS	5.5%
Non-Agency CMBS	3.9%
Asset-Backed Securities	2.8%
Money Market Funds	2.1%
Municipal Bonds	0.9%
Agency CMBS	0.7%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
AAA	55.2%
AA	2.5%
A	12.7%
BBB	27.1%
Below BBB	2.2%
Not Rated	0.3%
[9]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Plus Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BCOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BCOIX	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The broader U.S bond market produced solid total returns for 2024 even though yields on U.S. Treasuries generally rose, producing negative price returns on most bonds five years and longer in maturity. These solid total returns were produced despite the negative price returns because of the higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the solid returns for the year. The Fund ended 2024 with higher income than at the start of the year given the general rise in U.S. Treasury yields in 2024.
The Institutional Class Shares of the Baird Core Plus Bond Fund (BCOIX) posted a net total return of 2.54% in 2024. The Bloomberg U.S. Universal Index, a broad-based U.S. bond market index and the Fund’s primary benchmark, had a total return of 2.04%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), overweight 5- to 10-year credit, and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)
•
Positive convexity tilt of overall portfolio versus the benchmark driven by agency RMBS positioning (sector underweight and favoring profiles with more duration stability due to less prepayment sensitivity)

Detractors from Performance
•	Underweight high yield emerging market and high yield corporate credit
•	Underweight agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BCOIX	2.54	0.56	2.15
Bloomberg U.S. Universal Index	2.04	0.06	1.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 36,321,183,465
Holdings Count | $ / shares	1,772
Advisory Fees Paid, Amount	$ 78,765,606
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,321,183,465
Number of Holdings	1,772
Net Advisory Fee Paid	$78,765,606
Portfolio Turnover Rate	38%
Average Credit Quality	AA-
Average Effective Duration	5.84 years
Average Effective Maturity	7.86 years
SEC 30-Day Yield	4.56%

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	42.6%
U.S. Treasury Securities	24.4%
Agency RMBS	16.9%
Non-Agency RMBS	5.5%
Non-Agency CMBS	3.9%
Asset-Backed Securities	2.8%
Money Market Funds	2.1%
Municipal Bonds	0.9%
Agency CMBS	0.7%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
AAA	55.2%
AA	2.5%
A	12.7%
BBB	27.1%
Below BBB	2.2%
Not Rated	0.3%
[10]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BTMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BTMSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Investor Class Shares of the Short-Term Municipal Fund (BTMSX) posted a net total return of 2.98% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg 1-5 Year Short Municipal Index, had a total return of 2.07%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality and non-rated issues as spreads narrowed
•	Sector - Overweight to revenue issues, most notably housing and industrial development revenue (IDR)/pollution control revenue (PCR)
•	Security selection - Select high yield issues
•	Curve - Barbell posture, particularly the overweight to maturities less than 1-year
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Sector - Overweight to higher education

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (8/31/2015)
Investor Class Shares | BTMSX	2.98	1.23	1.62
Bloomberg Municipal Index	1.05	0.99	2.30
Bloomberg 1-5 Year Short Municipal Index	2.07	1.10	1.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,460,198,873
Holdings Count | $ / shares	1,017
Advisory Fees Paid, Amount	$ 3,794,472
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,460,198,873
Number of Holdings	1,017
Net Advisory Fee Paid	$3,794,472
Portfolio Turnover Rate	42%
Average Credit Quality	A+
Average Effective Duration	2.25 years
Average Effective Maturity	2.51 years
SEC 30-Day Yield	3.08%

Holdings [Text Block]

Security Type Breakdown
Revenue	60.1%
General Obligation	27.3%
Pre-Refunded ETM	11.8%
U.S. Treasury Securities	0.8%
Money Market Funds	0.0%

Credit Rating Breakdown*
AAA	19.9%
AA	44.1%
A	16.2%
BBB	11.8%
Below BBB	1.3%
Not Rated	6.7%
[11]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BTMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BTMIX	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Institutional Class Shares of the Short-Term Municipal Fund (BTMIX) posted a net total return of 3.23% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg 1-5 Year Short Municipal Index, had a total return of 2.07%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality and non-rated issues as spreads narrowed
•	Sector - Overweight to revenue issues, most notably housing and industrial development revenue (IDR)/pollution control revenue (PCR)
•	Security selection - Select high yield issues
•	Curve - Barbell posture, particularly the overweight to maturities less than 1-year
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Sector - Overweight to higher education

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (08/31/2015)
Institutional Class Shares | BTMIX	3.23	1.50	1.89
Bloomberg Municipal Index	1.05	0.99	2.30
Bloomberg 1-5 Year Short Municipal Index	2.07	1.10	1.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,460,198,873
Holdings Count | $ / shares	1,017
Advisory Fees Paid, Amount	$ 3,794,472
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,460,198,873
Number of Holdings	1,017
Net Advisory Fee Paid	$3,794,472
Portfolio Turnover Rate	42%
Average Credit Quality	A+
Average Effective Duration	2.25 years
Average Effective Maturity	2.51 years
SEC 30-Day Yield	3.33%

Holdings [Text Block]

Security Type Breakdown
Revenue	60.1%
General Obligation	27.3%
Pre-Refunded ETM	11.8%
U.S. Treasury Securities	0.8%
Money Market Funds	0.0%

Credit Rating Breakdown*
AAA	19.9%
AA	44.1%
A	16.2%
BBB	11.8%
Below BBB	1.3%
Not Rated	6.7%
[12]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Strategic Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BSNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSNSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Investor Class Shares of the Strategic Municipal Fund (BSNSX) posted a net total return of 2.92% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg 1-10 Year Municipal Blend Index, had a total return of 0.91%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality and non-rated issues as spreads narrowed
•	Sector - Overweight to revenue issues, most notably in the housing and hospital sectors
•	Security selection - Multi-family housing and select high yield issues
•	Curve - Barbell posture, overweight to maturities less than 1-year and greater than 15-years
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Duration - Modest overweight, particularly early in the year, as rates rose

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (11/15/2019)
Investor Class Shares | BSNSX	2.92	2.69	2.80
Bloomberg Municipal Index	1.05	0.99	1.13
Bloomberg 1-10 Year Municipal Blend Index	0.91	1.03	1.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,547,092,915
Holdings Count | $ / shares	1,283
Advisory Fees Paid, Amount	$ 3,134,492
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,547,092,915
Number of Holdings	1,283
Net Advisory Fee Paid	$3,134,492
Portfolio Turnover Rate	34%
Average Credit Quality	A+
Average Effective Duration	4.16 years
Average Effective Maturity	4.44 years
SEC 30-Day Yield	3.24%

Holdings [Text Block]

Security Type Breakdown
Revenue	73.1%
General Obligation	19.5%
Pre-Refunded ETM	5.8%
Money Market Funds	1.6%

Credit Rating Breakdown*
AAA	15.9%
AA	45.4%
A	20.8%
BBB	10.1%
Below BBB	1.4%
Not Rated	6.4%
[13]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Strategic Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BSNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSNIX	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Institutional Class Shares of the Strategic Municipal Fund (BSNIX) posted a net total return of 3.17% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg 1-10 Year Municipal Blend Index, had a total return of 0.91%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality and non-rated issues as spreads narrowed
•	Sector - Overweight to revenue issues, most notably in the housing and hospital sectors
•	Security selection - Multi-family housing and select high yield issues
•	Curve - Barbell posture, overweight to maturities less than 1-year and greater than 15-years
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Duration - Modest overweight, particularly early in the year, as rates rose

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (11/15/2019)
Institutional Class Shares | BSNIX	3.17	2.94	3.05
Bloomberg Municipal Index	1.05	0.99	1.13
Bloomberg 1-10 Year Municipal Blend Index	0.91	1.03	1.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,547,092,915
Holdings Count | $ / shares	1,283
Advisory Fees Paid, Amount	$ 3,134,492
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,547,092,915
Number of Holdings	1,283
Net Advisory Fee Paid	$3,134,492
Portfolio Turnover Rate	34%
Average Credit Quality	A+
Average Effective Duration	4.16 years
Average Effective Maturity	4.44 years
SEC 30-Day Yield	3.49%

Holdings [Text Block]

Security Type Breakdown
Revenue	73.1%
General Obligation	19.5%
Pre-Refunded ETM	5.8%
Money Market Funds	1.6%

Credit Rating Breakdown*
AAA	15.9%
AA	45.4%
A	20.8%
BBB	10.1%
Below BBB	1.4%
Not Rated	6.4%
[14]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Quality Intermediate Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMBSX	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Investor Class Shares of the Baird Quality Intermediate Municipal Fund (BMBSX) posted a net total return of 1.37% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg Quality Intermediate Municipal Index, had a total return of 0.62%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Sector - Overweight to pre-refunded and housing issues
•	Security selection - Particularly in federally guaranteed housing issues
•	Curve - Barbell posture, overweight to maturities less than 1-year
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Credit - Overweight to higher-quality issues

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BMBSX	1.37	0.66	1.35
Bloomberg Municipal Index	1.05	0.99	2.25
Bloomberg Quality Intermediate Municipal Index	0.62	0.94	1.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,065,298,399
Holdings Count | $ / shares	630
Advisory Fees Paid, Amount	$ 2,689,735
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,065,298,399
Number of Holdings	630
Net Advisory Fee Paid	$2,689,735
Portfolio Turnover Rate	20%
Average Credit Quality	AA+
Average Effective Duration	4.41 years
Average Effective Maturity	4.75 years
SEC 30-Day Yield	2.97%

Holdings [Text Block]

Security Type Breakdown
Pre-Refunded ETM	46.5%
Revenue	34.1%
General Obligation	19.0%
Money Market Funds	0.4%

Credit Rating Breakdown*
AAA	65.1%
AA	34.3%
A	0.6%
[15]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Quality Intermediate Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMBIX	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Institutional Class Shares of the Baird Quality Intermediate Municipal Fund (BMBIX) posted a net total return of 1.58% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg Quality Intermediate Municipal Index, had a total return of 0.62%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Sector - Overweight to pre-refunded and housing issues
•	Security selection - Particularly in federally guaranteed housing issues
•	Curve - Barbell posture, overweight to maturities less than 1-year
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Credit - Overweight to higher-quality issues

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BMBIX	1.58	0.90	1.60
Bloomberg Municipal Index	1.05	0.99	2.25
Bloomberg Quality Intermediate Municipal Index	0.62	0.94	1.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,065,298,399
Holdings Count | $ / shares	630
Advisory Fees Paid, Amount	$ 2,689,735
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,065,298,399
Number of Holdings	630
Net Advisory Fee Paid	$2,689,735
Portfolio Turnover Rate	20%
Average Credit Quality	AA+
Average Effective Duration	4.41 years
Average Effective Maturity	4.75 years
SEC 30-Day Yield	3.22%

Holdings [Text Block]

Security Type Breakdown
Pre-Refunded ETM	46.5%
Revenue	34.1%
General Obligation	19.0%
Money Market Funds	0.4%

Credit Rating Breakdown*
AAA	65.1%
AA	34.3%
A	0.6%
[16]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Intermediate Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMNSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Investor Class Shares of the Baird Core Intermediate Municipal Fund (BMNSX) posted a net total return of 2.26% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg 1-15 Year Municipal Index, had a total return of 0.88%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality issues as spreads narrowed
•	Sector - Overweight to revenue issues, most notably housing and industrial development revenue (IDR) / pollution control revenue (PCR)
•	Security selection - Particularly within the housing sector
•	Curve - Barbell posture, overweight to maturities less than 1-year and greater than 15-years
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Sector - Overweight to higher education

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (8/31/2015)
Investor Class Shares | BMNSX	2.26	1.43	2.39
Bloomberg Municipal Index	1.05	0.99	2.30
Bloomberg 1-15 Year Municipal Index	0.88	1.08	2.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 3,946,538,788
Holdings Count | $ / shares	2,734
Advisory Fees Paid, Amount	$ 8,736,098
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,946,538,788
Number of Holdings	2,734
Net Advisory Fee Paid	$8,736,098
Portfolio Turnover Rate	25%
Average Credit Quality	AA-
Average Effective Duration	4.74 years
Average Effective Maturity	5.01 years
SEC 30-Day Yield	3.26%

Holdings [Text Block]

Security Type Breakdown
Revenue	65.9%
General Obligation	25.5%
Pre-Refunded ETM	7.1%
U.S. Treasury Securities	1.5%
Money Market Funds	0.0%

Credit Rating Breakdown*
AAA	15.8%
AA	53.8%
A	17.4%
BBB	9.0%
Below BBB	0.6%
Not Rated	3.4%
[17]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Intermediate Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMNIX	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Institutional Class Shares of the Baird Core Intermediate Municipal Fund (BMNIX) posted a net total return of 2.41% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg 1-15 Year Municipal Index, had a total return of 0.88%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality issues as spreads narrowed
•	Sector - Overweight to revenue issues, most notably housing and industrial development revenue (IDR) / pollution control revenue (PCR)
•	Security selection - Particularly within the housing sector
•	Curve - Barbell posture, overweight to maturities less than 1-year and greater than 15-years
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Sector - Overweight to higher education

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (8/31/2015)
Institutional Class Shares | BMNIX	2.41	1.66	2.63
Bloomberg Municipal Index	1.05	0.99	2.30
Bloomberg 1-15 Year Municipal Index	0.88	1.08	2.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 3,946,538,788
Holdings Count | $ / shares	2,734
Advisory Fees Paid, Amount	$ 8,736,098
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,946,538,788
Number of Holdings	2,734
Net Advisory Fee Paid	$8,736,098
Portfolio Turnover Rate	25%
Average Credit Quality	AA-
Average Effective Duration	4.74 years
Average Effective Maturity	5.01 years
SEC 30-Day Yield	3.52%

Holdings [Text Block]

Security Type Breakdown
Revenue	65.9%
General Obligation	25.5%
Pre-Refunded ETM	7.1%
U.S. Treasury Securities	1.5%
Money Market Funds	0.0%

Credit Rating Breakdown*
AAA	15.8%
AA	53.8%
A	17.4%
BBB	9.0%
Below BBB	0.6%
Not Rated	3.4%
[18]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMQSX	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Investor Class Shares of the Baird Municipal Fund (BMQSX) posted a net total return of 2.69% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index and the Fund’s primary benchmark, had a total return of 1.05%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality issues as spreads narrowed
•	Sector - Overweight to revenue issues, notably housing and industrial development revenue (IDR) / pollution control revenue (PCR)
•	Security selection - Particularly within housing
•	Curve - Barbell posture, overweight to maturities less than 1-year and greater than 15-years
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Security selection - Lower-coupon issues underperformed as rates rose

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (11/15/2019)
Investor Class Shares | BMQSX	2.69	2.68	2.84
Bloomberg Municipal Index	1.05	0.99	1.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 287,705,508
Holdings Count | $ / shares	500
Advisory Fees Paid, Amount	$ 601,833
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$287,705,508
Number of Holdings	500
Net Advisory Fee Paid	$601,833
Portfolio Turnover Rate	47%
Average Credit Quality	A
Average Effective Duration	6.07 years
Average Effective Maturity	6.95 years
SEC 30-Day Yield	3.51%

Holdings [Text Block]

Security Type Breakdown
Revenue	76.5%
General Obligation	20.6%
Pre-Refunded ETM	2.1%
Money Market Funds	0.8%

Credit Rating Breakdown*
AAA	9.8%
AA	50.4%
A	20.2%
BBB	11.0%
Below BBB	2.2%
Not Rated	6.4%
[19]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMQIX	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Institutional Class Shares of the Baird Municipal Fund (BMQIX) posted a net total return of 2.73% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index and the Fund’s primary benchmark, had a total return of 1.05%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality issues as spreads narrowed
•	Sector - Overweight to revenue issues, notably housing and industrial development revenue (IDR) / pollution control revenue (PCR)
•	Security selection - Particularly within housing
•	Curve - Barbell posture, overweight to maturities less than 1-year and greater than 15-years
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Security selection - Lower-coupon issues underperformed as rates rose

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (11/15/2019)
Institutional Class Shares | BMQIX	2.73	2.93	3.09
Bloomberg Municipal Index	1.05	0.99	1.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 287,705,508
Holdings Count | $ / shares	500
Advisory Fees Paid, Amount	$ 601,833
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$287,705,508
Number of Holdings	500
Net Advisory Fee Paid	$601,833
Portfolio Turnover Rate	47%
Average Credit Quality	A
Average Effective Duration	6.07 years
Average Effective Maturity	6.95 years
SEC 30-Day Yield	3.76%

Holdings [Text Block]

Security Type Breakdown
Revenue	76.5%
General Obligation	20.6%
Pre-Refunded ETM	2.1%
Money Market Funds	0.8%

Credit Rating Breakdown*
AAA	9.8%
AA	50.4%
A	20.2%
BBB	11.0%
Below BBB	2.2%
Not Rated	6.4%
[20]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Mid Cap Growth Fund
Class Name	Investor Class Shares
Trading Symbol	BMDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMDSX	$105	1.06%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ending December 31, 2024, the Investor Class Shares of the Baird Mid  Cap Growth Fund delivered a net return of -1.17%, trailing the gain of 22.10% for the Russell Midcap® Growth Index, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
During the year a resilient economy and interest rate cuts from the Federal Reserve provided a favorable backdrop for broad positive U.S. equity market performance. However, the Fund trailed the strong benchmark return as stock selection decisions and adverse sector positioning more than offset the Fund holdings that performed well. Notable areas that restrained performance were the Fund’s mix of technology companies, weighted more towards services and software, which delivered more muted returns than the benchmark. In addition, the Fund did not hold several large-weighted benchmark companies in the technology sector that produced significant returns. The Fund’s positions in retail holdings and companies exposed to housing activity experienced weakness as they came under pressure as long-term interest rates remained elevated during the year. The Fund’s overweight position in the healthcare sector reflected an expectation for broad fundamental improvement, which did not materialize during the year. The net result of these factors was a slowing of the overall growth rate of Fund holdings in an environment where the overall equity market rewarded faster growth, with little apparent concern for high valuation levels.

Contributors to Performance
•	Sectors: Energy, Telecommunications
•	Positions: Dutch Bros, Inc. - Class A, HEICO Corp., Tyler Technologies, Inc.

Detractors from Performance
•	Sectors: Technology, Consumer Discretionary, Industrials
•	Positions: Five Below Inc., Lamb Weston Holdings, Inc., ICON PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BMDSX	-1.17	7.02	9.14
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Growth Index	22.10	11.47	11.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,973,233,176
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 17,280,508
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,973,233,176
Number of Holdings	57
Net Advisory Fee Paid	$17,280,508
Portfolio Turnover Rate	40%

Holdings [Text Block]

Top 10 Securities
Globant SA	2.5%
Broadridge Financial Solutions, Inc.	2.5%
MSCI, Inc.	2.4%
Zebra Technologies Corp. - Class A	2.4%
Insulet Corp.	2.3%
Monolithic Power Systems, Inc.	2.3%
Burlington Stores, Inc.	2.3%
Tyler Technologies, Inc.	2.2%
Churchill Downs, Inc.	2.2%
Kinsale Capital Group, Inc.	2.2%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Mid Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	BMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMDIX	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ending December 31, 2024, the Institutional Class Shares of the Baird Mid Cap Growth Fund delivered a net return of -0.90%, trailing the gain of 22.10% for the Russell Midcap® Growth Index, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
During the year a resilient economy and interest rate cuts from the Federal Reserve provided a favorable backdrop for broad positive U.S. equity market performance. However, the Fund trailed the strong benchmark return as stock selection decisions and adverse sector positioning more than offset the Fund holdings that performed well. Notable areas that restrained performance were the Fund’s mix of technology companies, weighted more towards services and software, which delivered more muted returns than the benchmark. In addition, the Fund did not hold several large-weighted benchmark companies in the technology sector that produced significant returns. The Fund’s positions in retail holdings and companies exposed to housing activity experienced weakness as they came under pressure as long-term interest rates remained elevated during the year. The Fund’s overweight position in the healthcare sector reflected an expectation for broad fundamental improvement, which did not materialize during the year. The net result of these factors was a slowing of the overall growth rate of Fund holdings in an environment where the overall equity market rewarded faster growth, with little apparent concern for high valuation levels.

Contributors to Performance
•	Sectors: Energy, Telecommunications
•	Positions: Dutch Bros, Inc. - Class A, HEICO Corp., Tyler Technologies, Inc.

Detractors from Performance
•	Sectors: Technology, Consumer Discretionary, Industrials
•	Positions: Five Below Inc., Lamb Weston Holdings, Inc., ICON PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BMDIX	-0.90	7.32	9.43
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Growth Index	22.10	11.47	11.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,973,233,176
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 17,280,508
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,973,233,176
Number of Holdings	57
Net Advisory Fee Paid	$17,280,508
Portfolio Turnover Rate	40%

Holdings [Text Block]

Top 10 Securities
Globant SA	2.5%
Broadridge Financial Solutions, Inc.	2.5%
MSCI, Inc.	2.4%
Zebra Technologies Corp. - Class A	2.4%
Insulet Corp.	2.3%
Monolithic Power Systems, Inc.	2.3%
Burlington Stores, Inc.	2.3%
Tyler Technologies, Inc.	2.2%
Churchill Downs, Inc.	2.2%
Kinsale Capital Group, Inc.	2.2%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Small/Mid Cap Growth Fund
Class Name	Investor Class Shares
Trading Symbol	BSGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSGSX	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ending December 31, 2024, the Investor Class Shares of the Baird Small/Mid Cap Growth Fund delivered a net return of 7.56%, trailing the gain of 13.90% for the Russell 2500® Growth Index, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
During the year a resilient economy and interest rate cuts from the Federal Reserve provided a favorable backdrop for broad positive U.S. equity market performance. However, the Fund trailed the Russell 2500® Growth benchmark return as a strong finish to the year was not enough to offset a slow start. Areas of relative outperformance, including Healthcare, Financials, and Energy, were unfortunately more than offset by relative underperformance in Industrials, Consumer Discretionary, Consumer Staples, and Technology. In addition, the Fund did not hold two large-weighted benchmark companies in the Technology sector that produced significant returns in the first half of the year. The Fund’s positions in retail holdings and companies exposed to housing activity experienced weakness as they came under pressure as long-term interest rates remained elevated during the year. However, relative performance improved significantly in the second half of the year due to favorable stock selection from several positions across multiple sectors such as Healthcare, Consumer Discretionary, and Technology.

Contributors to Performance
•	Sectors: Healthcare, Financials, Energy
•	Positions: Astera Labs, Inc., Tarsus Pharmaceuticals, Inc., Shockwave Medical, Inc., Dutch Bros, Inc. – Class A, Boot Barn Holdings, Inc.

Detractors from Performance
•	Sectors: Industrials, Consumer Discretionary, Consumer Staples, Technology
•	Positions: Five Below, Inc., WillScot Mobile Mini Holdings Corp., Lamb Weston Holdings, Inc., Endava PLC - ADR, CONMED Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (10/31/2018)
Investor Class Shares | BSGSX	7.56	8.01	9.96
Russell 3000® Index	23.81	13.86	14.62
Russell 2500® Growth Index	13.90	8.08	9.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 188,788,366
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 1,189,388
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$188,788,366
Number of Holdings	57
Net Advisory Fee Paid	$1,189,388
Portfolio Turnover Rate	78%

Holdings [Text Block]

Top 10 Securities
Descartes Systems Group, Inc.	2.9%
Insulet Corp.	2.8%
Tarsus Pharmaceuticals, Inc.	2.7%
First American Government Obligations Fund - Class U	2.6%
Kinsale Capital Group, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.5%
AAON, Inc.	2.5%
Lennox International, Inc.	2.5%
Dutch Bros, Inc. - Class A	2.4%
Boot Barn Holdings, Inc.	2.3%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Small/Mid Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	BSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSGIX	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ending December 31, 2024, the Institutional Class Shares of the Baird Small/Mid Cap Growth Fund delivered a net return of 7.88%, trailing the gain of 13.90% for the Russell 2500® Growth Index, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
During the year a resilient economy and interest rate cuts from the Federal Reserve provided a favorable backdrop for broad positive U.S. equity market performance. However, the Fund trailed the Russell 2500® Growth benchmark return as a strong finish to the year was not enough to offset a slow start. Areas of relative outperformance, including Healthcare, Financials, and Energy, were unfortunately more than offset by relative underperformance in Industrials, Consumer Discretionary, Consumer Staples, and Technology. In addition, the Fund did not hold two large-weighted benchmark companies in the Technology sector that produced significant returns in the first half of the year. The Fund’s positions in retail holdings and companies exposed to housing activity experienced weakness as they came under pressure as long-term interest rates remained elevated during the year. However, relative performance improved significantly in the second half of the year due to favorable stock selection from several positions across multiple sectors such as Healthcare, Consumer Discretionary, and Technology.

Contributors to Performance
•	Sectors: Healthcare, Financials, Energy
•	Positions: Astera Labs, Inc., Tarsus Pharmaceuticals, Inc., Shockwave Medical, Inc., Dutch Bros, Inc. – Class A, Boot Barn Holdings, Inc.

Detractors from Performance
•	Sectors: Industrials, Consumer Discretionary, Consumer Staples, Technology
•	Positions: Five Below, Inc., WillScot Mobile Mini Holdings Corp., Lamb Weston Holdings, Inc., Endava PLC - ADR, CONMED Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (10/31/2018)
Institutional Class Shares | BSGIX	7.88	8.33	10.29
Russell 3000® Index	23.81	13.86	14.62
Russell 2500® Growth Index	13.90	8.08	9.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 188,788,366
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 1,189,388
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$188,788,366
Number of Holdings	57
Net Advisory Fee Paid	$1,189,388
Portfolio Turnover Rate	78%

Holdings [Text Block]

Top 10 Securities
Descartes Systems Group, Inc.	2.9%
Insulet Corp.	2.8%
Tarsus Pharmaceuticals, Inc.	2.7%
First American Government Obligations Fund - Class U	2.6%
Kinsale Capital Group, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.5%
AAON, Inc.	2.5%
Lennox International, Inc.	2.5%
Dutch Bros, Inc. - Class A	2.4%
Boot Barn Holdings, Inc.	2.3%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Equity Opportunity Fund
Class Name	Investor Class Shares
Trading Symbol	BSVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Equity Opportunity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSVSX	$168	1.50%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ended December 31, 2024, the Baird Equity Opportunity Fund Investor Class Shares delivered a 23.72% net return, outpacing the Russell 2000® Index, the Fund’s primary benchmark, which posted a 11.54% total return for the same period. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
Economic data points, Federal Reserve policy, and strong corporate earnings drove overall market appreciation in 2024, which contributed to the Fund’s absolute returns. Large caps again trounced small caps in 2024, and growth stocks outperformed value by a sizable margin, driven by another strong year from tech and consumer stocks; energy and healthcare names were weaker. As an opportunity driven strategy, the Fund’s ability to invest dynamically across both growth and value, depending on relative attractiveness, benefited the Fund’s performance.
While the market environment offered opportunities and challenges, the Fund’s 2024 performance was positively influenced by three important structural features. First, stock selection and investing in idiosyncratic ideas proved to be a significant driver of the Fund’s outperformance of the Russell 2000® Index over the last 12 months. Second, the Fund’s disciplined risk-reward-based process, which seeks to drive asymmetry in the upside/downside capture of returns, allowed for optimized entry points and the avoidance of speculative behavior. Lastly, strong conviction in the Fund’s concentrated positions, coupled with patience and an appropriate time horizon, paid dividends later in the year.

Contributors to Performance
•	Sectors: Technology, Healthcare, Consumer Staples
•	Positions: Chefs’ Warehouse, Inc., Clear Secure, Inc. – Class A, Sportradar Group AG – Class A

Detractors from Performance
•	Sectors: Financials
•	Positions: ZoomInfo Technologies, Inc., Blackbaud, Inc., Clarus Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BSVSX	23.72	8.66	6.68
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 76,151,689
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 503,271
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$76,151,689
Number of Holdings	52
Net Advisory Fee Paid	$503,271
Portfolio Turnover Rate	76%

Holdings [Text Block]

Top 10 Securities
Sportradar Group AG - Class A	7.3%
Chefs’ Warehouse, Inc.	5.3%
BILL Holdings, Inc.	5.0%
NCR Voyix Corp.	5.0%
Fluor Corp.	4.8%
First American Government Obligations Fund - Class U	4.5%
Madison Square Garden Sports Corp.	3.8%
AvidXchange Holdings, Inc.	3.8%
Norwegian Cruise Line Holdings Ltd.	3.7%
Mister Car Wash, Inc.	3.6%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Equity Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	BSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Equity Opportunity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSVIX	$140	1.25%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ended December 31, 2024, the Baird Equity Opportunity Fund Institutional Class Shares delivered a 24.01% net return, outpacing the Russell 2000® Index, the Fund’s primary benchmark, which posted a 11.54% total return for the same period. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
Economic data points, Federal Reserve policy, and strong corporate earnings drove overall market appreciation in 2024, which contributed to the Fund’s absolute returns. Large caps again trounced small caps in 2024, and growth stocks outperformed value by a sizable margin, driven by another strong year from tech and consumer stocks; energy and healthcare names were weaker. As an opportunity driven strategy, the Fund’s ability to invest dynamically across both growth and value, depending on relative attractiveness, benefited the Fund’s performance.
While the market environment offered opportunities and challenges, the Fund’s 2024 performance was positively influenced by three important structural features. First, stock selection and investing in idiosyncratic ideas proved to be a significant driver of the Fund’s outperformance of the Russell 2000® Index over the last 12 months. Second, the Fund’s disciplined risk-reward-based process, which seeks to drive asymmetry in the upside/downside capture of returns, allowed for optimized entry points and the avoidance of speculative behavior. Lastly, strong conviction in the Fund’s concentrated positions, coupled with patience and an appropriate time horizon, paid dividends later in the year.

Contributors to Performance
•	Sectors: Technology, Healthcare, Consumer Staples
•	Positions: Chefs’ Warehouse, Inc., Clear Secure, Inc. – Class A, Sportradar Group AG – Class A

Detractors from Performance
•	Sectors: Financials
•	Positions: ZoomInfo Technologies, Inc., Blackbaud, Inc., Clarus Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BSVIX	24.01	8.91	6.93
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 76,151,689
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 503,271
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$76,151,689
Number of Holdings	52
Net Advisory Fee Paid	$503,271
Portfolio Turnover Rate	76%

Holdings [Text Block]

Top 10 Securities
Sportradar Group AG - Class A	7.3%
Chefs’ Warehouse, Inc.	5.3%
BILL Holdings, Inc.	5.0%
NCR Voyix Corp.	5.0%
Fluor Corp.	4.8%
First American Government Obligations Fund - Class U	4.5%
Madison Square Garden Sports Corp.	3.8%
AvidXchange Holdings, Inc.	3.8%
Norwegian Cruise Line Holdings Ltd.	3.7%
Mister Car Wash, Inc.	3.6%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua International Growth Fund
Class Name	Investor Class Shares
Trading Symbol	CCWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Chautauqua International Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | CCWSX	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ended December 31, 2024, the Baird Chautauqua International Growth Fund Investor Class Shares returned 11.30%, compared with the MSCI ACWI ex USA Index return of 5.53%, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
The Fund delivered strong positive returns and outperformed its benchmark for the year, during a period where global equity markets appreciation was influenced by key themes including artificial intelligence (AI), inflation, and interest rates. The Fund’s outperformance was driven primarily by stock selection in the second half of 2024, specifically in consumer discretionary, information technology, and, regionally, Asia and the Pacific Basin. Holdings in health care stocks (predominantly within Europe) detracted the most from the Fund’s performance during the full period. Fueled by marquee AI plays and election enthusiasm, U.S. equities substantially outperformed international equities, specifically toward the end of the year. Against this backdrop, the Fund managed to protect on the downside during the fourth quarter and outperform for the full year, mostly due to stock selection.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary and industrials
•	Regions: Holdings in Asia and the Pacific Basin (particularly Singapore and Taiwan) and North America (Canada)
•	Positions: Sea Limited, Taiwan Semiconductor Manufacturing Co. Ltd., Recruit Holdings Co. Ltd.

Detractors from Performance
•	Sectors: Holdings and relative overweight in health care and holdings and relative underweight in financials
•	Regions: Holdings in Europe (predominantly Denmark) and holdings in Africa and the Middle East (Israel)
•	Positions: Genmab A/S, Bank Rakyat (Indonesia), Temenos AG

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (4/15/2016)
Investor Class Shares | CCWSX	11.30	8.74	8.69
MSCI ACWI ex USA Index	5.53	4.10	6.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,016,453,343
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 6,786,180
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,016,453,343
Number of Holdings	31
Net Advisory Fee Paid	$6,786,180
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 10 Securities
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Constellation Software, Inc.	4.8%
Tata Consultancy Services Ltd.	4.7%
Waste Connections, Inc.	4.7%
Adyen NV	4.7%
Prosus NV	4.1%
DBS Group Holdings Ltd.	4.1%
Fairfax Financial Holdings Ltd.	4.1%
Recruit Holdings Co. Ltd.	3.9%
HDFC Bank Ltd.	3.8%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua International Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	CCWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Chautauqua International Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | CCWIX	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ended December 31, 2024, the Baird Chautauqua International Growth Fund Institutional Class Shares returned 11.59%, compared with the MSCI ACWI ex USA Index return of 5.53%, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
The Fund delivered strong positive returns and outperformed its benchmark for the year, during a period where global equity markets appreciation was influenced by key themes including artificial intelligence (AI), inflation, and interest rates. The Fund’s outperformance was driven primarily by stock selection in the second half of 2024, specifically in consumer discretionary, information technology, and, regionally, Asia and the Pacific Basin. Holdings in health care stocks (predominantly within Europe) detracted the most from the Fund’s performance during the full period. Fueled by marquee AI plays and election enthusiasm, U.S. equities substantially outperformed international equities, specifically toward the end of the year. Against this backdrop, the Fund managed to protect on the downside during the fourth quarter and outperform for the full year, mostly due to stock selection.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary and industrials
•	Regions: Holdings in Asia and the Pacific Basin (particularly Singapore and Taiwan) and North America (Canada)
•	Positions: Sea Limited, Taiwan Semiconductor Manufacturing Co. Ltd., Recruit Holdings Co. Ltd.

Detractors from Performance
•	Sectors: Holdings and relative overweight in health care and holdings and relative underweight in financials
•	Regions: Holdings in Europe (predominantly Denmark) and holdings in Africa and the Middle East (Israel)
•	Positions: Genmab A/S, Bank Rakyat (Indonesia), Temenos AG

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (4/15/2016)
Institutional Class Shares | CCWIX	11.59	9.03	8.96
MSCI ACWI ex USA Index	5.53	4.10	6.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 1,016,453,343
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 6,786,180
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,016,453,343
Number of Holdings	31
Net Advisory Fee Paid	$6,786,180
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 10 Securities
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Constellation Software, Inc.	4.8%
Tata Consultancy Services Ltd.	4.7%
Waste Connections, Inc.	4.7%
Adyen NV	4.7%
Prosus NV	4.1%
DBS Group Holdings Ltd.	4.1%
Fairfax Financial Holdings Ltd.	4.1%
Recruit Holdings Co. Ltd.	3.9%
HDFC Bank Ltd.	3.8%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua Global Growth Fund
Class Name	Investor Class Shares
Trading Symbol	CCGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | CCGSX	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ended December 31, 2024, the Baird Chautauqua Global Growth Fund Investor Class Shares returned 16.07%, compared with the MSCI ACWI Index return of 17.49%, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
The Fund experienced strong positive returns during the year, paralleling the appreciation of global equity markets where artificial intelligence (AI), inflation, and interest rates emerged as key themes. The Fund’s performance was primarily driven by stock selection in the information technology and consumer discretionary sectors during the first and second quarters. However, given its underweight to U.S. holdings, the Fund’s relative performance lagged in the second half of the year as overall U.S. market performance surged, fueled by marquee AI plays and election enthusiasm. For the full year, the Fund underperformed its benchmark as its holdings and relative overweighting in health care stocks (predominantly within Europe), holdings in financials, and relative underweight in the U.S. detracted. Strong stock selection in consumer discretionary, industrials and, regionally, Asia and the Pacific Basin contributed to positive Fund performance for the year.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary and industrials
•	Regions: Holdings in Asia and the Pacific Basin (particularly Singapore and Taiwan)
•	Positions: Sea Limited, Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Nvidia Corp.

Detractors from Performance
•	Sectors: Holdings and relative overweight in health care and holdings in financials
•	Regions: Holdings and relative overweight in Europe (predominantly Denmark)
•	Positions: Genmab A/S, Bank Rakyat (Indonesia), Regeneron Pharmaceuticals, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (4/15/2016)
Investor Class Shares | CCGSX	16.07	10.76	11.33
MSCI ACWI Index	17.49	10.06	10.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 367,837,575
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 2,481,367
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$367,837,575
Number of Holdings	42
Net Advisory Fee Paid	$2,481,367
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Securities
Mastercard, Inc. - Class A	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Constellation Software, Inc.	4.1%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	3.7%
Waste Connections, Inc.	3.6%
TJX Cos., Inc.	3.6%
NVIDIA Corp.	3.3%
Adyen NV	3.2%
Tata Consultancy Services Ltd.	3.0%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua Global Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	CCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | CCGIX	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ended December 31, 2024, the Baird Chautauqua Global Growth Fund Institutional Class Shares returned 16.32%, compared with the MSCI ACWI Index return of 17.49%, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
The Fund experienced strong positive returns during the year, paralleling the appreciation of global equity markets where artificial intelligence (AI), inflation, and interest rates emerged as key themes. The Fund’s performance was primarily driven by stock selection in the information technology and consumer discretionary sectors during the first and second quarters. However, given its underweight to U.S. holdings, the Fund’s relative performance lagged in the second half of the year as overall U.S. market performance surged, fueled by marquee AI plays and election enthusiasm. For the full year, the Fund underperformed its benchmark as its holdings and relative overweighting in health care stocks (predominantly within Europe), holdings in financials, and relative underweight in the U.S. detracted. Strong stock selection in consumer discretionary, industrials and, regionally, Asia and the Pacific Basin contributed to positive Fund performance for the year.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary and industrials
•	Regions: Holdings in Asia and the Pacific Basin (particularly Singapore and Taiwan)
•	Positions: Sea Limited, Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Nvidia Corp.

Detractors from Performance
•	Sectors: Holdings and relative overweight in health care and holdings in financials
•	Regions: Holdings and relative overweight in Europe (predominantly Denmark)
•	Positions: Genmab A/S, Bank Rakyat (Indonesia), Regeneron Pharmaceuticals, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (4/15/2016)
Institutional Class Shares | CCGIX	16.32	10.99	11.59
MSCI ACWI Index	17.49	10.06	10.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bairdassetmanagement.com/baird-funds for more recent performance information.
Net Assets	$ 367,837,575
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 2,481,367
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$367,837,575
Number of Holdings	42
Net Advisory Fee Paid	$2,481,367
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Securities
Mastercard, Inc. - Class A	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Constellation Software, Inc.	4.1%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	3.7%
Waste Connections, Inc.	3.6%
TJX Cos., Inc.	3.6%
NVIDIA Corp.	3.3%
Adyen NV	3.2%
Tata Consultancy Services Ltd.	3.0%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments

[1]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[2]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[3]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[4]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[5]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[6]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[7]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[8]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[9]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[10]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[11]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

[12]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

[13]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

[14]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

[15]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

[16]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

[17]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

[18]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

[19]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

[20]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.